Schedule of Disaggregated Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 6,513,366	$ 7,069,042	$ 28,083,985	$ 28,449,941
Communication [Member]
Disaggregation of Revenue [Line Items]
Total	1,844,262	1,861,378	5,178,703	8,036,808
Consumer [Member]
Disaggregation of Revenue [Line Items]
Total	1,593,688	1,163,289	5,714,682	4,655,954
Defense [Member]
Disaggregation of Revenue [Line Items]
Total	1,556,286	1,558,502	6,833,740	6,507,553
Medical [Member]
Disaggregation of Revenue [Line Items]
Total	1,519,130	2,485,873	10,356,860	9,249,626
Products [Member]
Disaggregation of Revenue [Line Items]
Total	6,460,593	6,920,222	27,437,210	27,663,086
Custom Tooling [Member]
Disaggregation of Revenue [Line Items]
Total	23,889	118,820	303,558	536,668
Non-Recurring Engineering [Member]
Disaggregation of Revenue [Line Items]
Total	$ 28,884	$ 30,000	$ 343,217	$ 250,187